Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (109,385)	$ (19,223)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	120,512	11,687
Net cash provided by (used in) operating activities	11,127	(7,536)
Cash flows from financing activities:
Advances from Line of credit		10,698
Repayment on Line of Credit	(853)
Repayment to shareholders	(8,644)	(1,273)
Net cash provided by (used in) financing activities	(9,497)	9,425
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,630	1,889
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	362	842
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,992	2,731
Supplemental Disclosure of Cash Flow Information:
Interest paid	8,792	7,554
Income tax paid